Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 1,395,870		¥ 7,246,119
Deferred income tax benefit	(2,403,240)	$ (368,313)	(2,403,243)	¥ (400,541)
Income tax expense (benefit)	¥ (1,007,370)	$ (154,386)	¥ 4,842,876	¥ (400,541)